Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities:
Net loss	$ (6,479,783)	$ (3,953,187)	$ (17,923,880)	$ (7,962,800)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	1,998,916	1,954,462	8,283,981	7,465,095
Deferred tax benefit		(881,066)	2,314,907	(1,215,107)
Amortization of right-of-use-assets	175,478	248,391	861,362
Gain on sale of fixed assets			(63,254)
Amortization of debt issuance costs			167,282
Decrease in value of warrants issued			(248,000)
Share based compensation expense	655,587	867,370	2,444,246	4,852,985
Change in fair value of warrants	(556,000)
Loss on extinguishment of debt	879,045
Write-off of debt issuance costs due to extinguishment of debt	230,498
Accretion of discount on convertible note payable	16,234
Changes in operating assets and liabilities:
Other assets			20,000
Accounts receivable	417,489	(933,023)	826,587	79,019
Inventory	908,666	(217,534)	3,316,964	(898,483)
Prepaid expenses and other current assets	(107,881)	(659,802)	1,052,551	936,628
Accounts payable	1,694,338	(4,985,213)	(3,752,858)	4,960,025
Customer deposits	(1,928,361)	2,443,740	(12,399,738)	(687,791)
Accrued expenses	(176,106)	727,178	(853,519)	752,760
Operating lease liabilities	(175,478)	(248,391)	(861,362)
Other current liabilities	(1,160,004)	115,510	(1,680,172)	338,059
Net cash used in operating activities	(3,607,362)	(5,521,565)	(18,494,903)	8,620,390
Cash Flows from Investing Activities:
Proceeds from sale of fixed assets			90,250
Purchase of property and equipment		(16,200)	(94,195)	(324,025)
Purchase of intangible assets				(25,214)
Proceeds from sale of intangible asset	250,000
Website and software development costs	(881,643)	(1,837,962)	(5,704,021)	(7,250,921)
Net cash used in investing activities	(631,643)	(1,854,162)	(5,707,966)	(7,600,160)
Cash Flows from Financing Activities:
Repayment of note payable	(2,000,000)
Proceeds from convertible notes payable	2,900,000
Principal paid on notes payable				(19,706)
Payment of debt issue costs			(166,594)
Proceeds from JGB loan - net			5,000,000
Payments of stock raising costs			(37,500)
Net cash provided by financing activities	900,000		4,795,906	(19,706)
Net change in cash	(3,339,005)	(7,375,727)	(19,406,963)	1,000,524
Cash, beginning of period	3,796,267	23,203,230	23,203,230	22,202,706
Cash, end of period	457,262	15,827,503	3,796,267	23,203,230
Right-of-use assets obtained in exchange for operating leases			1,936,457
Issuance of convertible warrants related to notes payable	158,000
Issuance of warrants related to JGB loan			799,000
Supplemental disclosure of cash flows information:
Operating cash outflow from operating leases	98,426	249,838
Cash paid for interest	$ 157,778		88,000	7,172
Cash paid for income taxes			$ 5,000	$ 7,209